Provisions - Additional Information (Details) - USD ($)			3 Months Ended			6 Months Ended		12 Months Ended
	Oct. 21, 2022	Mar. 23, 2022	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2019
Related Party Transaction [Line Items]
Annual royalties percentage of sales and other revenue										1.00%
Litigation related to provision for royalty payments			$ 532,614			$ 532,614		$ 362,809	$ 1,489,854
Litigation related to provision for royalty payments increased amount								626,914	571,619
Litigation related to provision for currency translation adjustments			(35,993)		$ (21,962)	(47,024)	$ 9,811	(4,122)	124,818
Payments related to litigation provision					354,287	$ 0	1,771,506	1,758,081
Other provisions for other legal obligations								155,804	155,804
Personnel and severance charge								850,799
Arbitrator's award with fees and cost including applicable interest		$ 1,127,024
Provision		$ 1,127,024
Settlement agreement date						July 13, 2022
Settlement amount				$ 543,774
Settlement gain under selling, general and administrative expenses				$ 583,430
Litigation Settlement Description						An installment of $500,000 will be made seven days after the approval date, with two additional payments to be made 30 days and 60 days after the first payment. The rest is payable either in cash ($2,500,000) or in shares ($2,750,000) at Neptune’s election.
Litigation Settlement Expense Payable In Installment			500,000			$ 500,000
Litigation Settlement Expense Payable In Cash			2,500,000			2,500,000
Litigation Settlement Expense Payable In Shares			2,750,000			2,750,000
Litigation Settlement Balance Payable Amount			199,521			199,521		(1,127,024)
Other Provisions For Legal Fees Obligations			728,090			728,090		155,804
Litigation Related To Provision For Royalty Payment Increased Amount			90,625		$ 399,005	216,829	$ 515,472
PMGSL
Related Party Transaction [Line Items]
Provision for litigation			600,000			600,000		600,000	$ 600,000
Corporation And Certain Of Current And Former Officers [Member]
Related Party Transaction [Line Items]
Litigation Related To Provision And Expense Within Selling General Administration For Royalty Payments			4,000,000			$ 4,000,000		$ 0
Corporation And Certain Of Current And Former Officers [Member] | Subsequent Event | Maximum [Member]
Related Party Transaction [Line Items]
Litigation settlement amount	$ 4,250,000
Corporation And Certain Of Current And Former Officers [Member] | Subsequent Event | Minimum [Member]
Related Party Transaction [Line Items]
Litigation settlement amount	$ 4,000,000
Supplier [Member]
Related Party Transaction [Line Items]
Litigation related to provision for currency translation adjustments			(15,814)
Payments related to litigation provision			$ 328,439